Lease Obligations - Schedule of future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases
Capital Leases, 2013	$ 446
Capital Leases, 2014	446
Capital Leases, 2015	430
Capital Leases, 2016	412
Capital Leases, 2017	440
Capital Leases, Thereafter	1,970
Total minimum lease payments	4,144
Less amount representing interest	(1,031)
Present value of net minimum lease payments	3,113
Operating Leases
Operating Leases, 2013	1,010
Operating Leases, 2014	696
Operating Leases, 2015	672
Operating Leases, 2016	471
Operating Leases, 2017	53
Operating Leases, Thereafter	0
Total minimum lease payments	$ 2,902